Note 6 - Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2022	2021
Land and buildings	$35,120	$35,108
Furniture, fixtures and equipment	8,522	6,911
	43,642	42,019
Less accumulated depreciation	15,937	15,358

Total	$27,705	$26,661

Lease, Cost [Table Text Block]
	December 31, 2022	December 31, 2021
(in thousands)
Operating lease cost	$144	$364
Short-term lease cost	-	23
Variable lease cost	-	-
	$144	$387

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
December 31, 2022

Lease payments due:
Within one year	$62
After one year but within two years	64
After two years but within three years	65
After three year but within four years	66
After four years but within five years	67
After five years	6
Total undiscounted cash flows	330
Discount on cash flows	(14)
Total lease liability	$316